UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM I	SCHEDULE OF INVESTMENTS

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 95.9% of Net Assets
	Aerospace & Defense — 5.0%
403,600	Lockheed Martin Corp.	$44,262,812

	Beverages — 10.3%
867,000	Coca-Cola Co. (The)	45,846,960
650,000	PepsiCo, Inc.	46,325,500

		92,172,460

	Capital Markets — 5.7%
900,000	State Street Corp.	51,192,000

	Commercial Banks — 12.2%
3,250,800	Banco Bradesco SA, Sponsored ADR(b)	52,337,880
3,221,550	Banco Itau Holding Financeira SA, ADR	56,377,125

		108,715,005

	Diversified Financial Services — 6.6%
1,260,000	JPMorgan Chase & Co.	58,842,000

	Food & Staples Retailing — 5.5%
820,000	Wal-Mart Stores, Inc.	49,109,800

	Food Products — 3.8%
500,000	General Mills, Inc.	34,360,000

	Health Care Equipment & Supplies — 5.1%
700,000	Baxter International, Inc.	45,941,000

	Household Products — 10.3%
618,300	Colgate-Palmolive Co.	46,588,905
658,700	Procter & Gamble Co.	45,904,803

		92,493,708

	Multiline Retail — 4.2%
1,136,600	J.C. Penney Co., Inc.(b)	37,894,244

	Oil, Gas & Consumable Fuels — 6.9%
1,410,000	Petroleo Brasileiro SA, ADR	61,969,500

	Personal Products — 5.7%
1,220,000	Avon Products, Inc.	50,715,400

	Textiles, Apparel & Luxury Goods — 5.6%
755,000	NIKE, Inc., Class B	50,509,500

	Tobacco — 4.8%
890,000	Philip Morris International, Inc.	42,809,000

	Wireless Telecommunication Services — 4.2%
800,000	America Movil SAB de CV, Series L, ADR	37,088,000

	Total Common Stocks (Identified Cost $815,107,503)	858,074,429

Principal Amount/ Shares
Short-Term Investments — 6.0%
$32,615,000	American Express Credit Corp., Commercial Paper, 2.250%, due 10/01/2008	32,615,000
21,037,716	State Street Navigator Securities Lending Prime Portfolio(c)	21,037,716

	Total Short-Term Investments
	(Identified Cost $53,652,716)	53,652,716

	Total Investments — 101.9%
	(Identified Cost $868,760,219)(a)	911,727,145
	Other assets less liabilities — (1.9)%	(16,845,165)

	Net Assets — 100%	$894,881,980

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Funds by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value.

1

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2008, the net unrealized appreciation on investments based on a cost of $868,760,219 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$65,194,343
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,227,417)

Net unrealized appreciation	$42,966,926

(b)	All or a portion of this security was on loan to brokers at September 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $24,087,152 and $21,037,716, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(c)	Represents investment of securities lending collateral.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$911,727,145
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$911,727,145

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

2

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Net Assets Summary at September 30, 2008 (Unaudited)

Commercial Banks	12.2%
Household Products	10.3
Beverages	10.3
Oil, Gas & Consumable Fuels	6.9
Diversified Financial Services	6.6
Capital Markets	5.7
Personal Products	5.7
Textiles, Apparel & Luxury Goods	5.6
Food & Staples Retailing	5.5
Health Care Equipment & Supplies	5.1
Aerospace & Defense	5.0
Tobacco	4.8
Multiline Retail	4.2
Wireless Telecommunication Services	4.2
Food Products	3.8
Short Term Investments	6.0

Total Investments	101.9
Other assets and less liabilities	(1.9)

Net Assets	100.0%

3

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Australia — 2.5%
36,170	BHP Billiton Ltd.	$935,740
10,771	Rio Tinto Ltd.(b)	725,773
37,548	Westpac Banking Corp.(b)	665,522
15,273	Woodside Petroleum Ltd.	616,279

		2,943,314

	Austria — 0.8%
17,700	Erste Bank Der Oesterreichischen Sparkassen AG(b)	881,186

	Brazil — 4.9%
44,125	Banco Itau Holding Financeira SA, ADR	772,187
44,214	Companhia Energetica de Minas Gerais, ADR(b)	872,790
49,759	Companhia Vale do Rio Doce, ADR	952,885
61,693	Companhia Vale do Rio Doce, Sponsored ADR, (Non-Voting)	1,091,966
23,644	Petroleo Brasileiro SA, ADR	1,039,154
23,400	Petroleo Brasileiro SA, Sponsored ADR	875,628

		5,604,610

	Canada — 4.6%
19,600	Bank of Nova Scotia	884,003
42,695	Cameco Corp.	952,525
17,552	IGM Financial, Inc.	633,472
38,571	Manulife Financial Corp.	1,415,170
26,670	Rogers Communications, Inc., Class B	865,068
14,616	Suncor Energy, Inc.	615,918

		5,366,156

	China — 5.6%
1,558,000	Agile Property Holdings Ltd.	711,742
1,278,000	China Communications Construction Co. Ltd., Class H	1,122,001
10,683	China Medical Technologies, Inc., Sponsored ADR(b)	348,052
257,000	China Merchants Bank Co. Ltd., Class H	620,628
53,500	China Mobile Ltd.	535,946
236,500	China Shenhua Energy Co. Ltd., Series H	580,116
2,080,410	Denway Motors Ltd.	658,954
46,830	Focus Media Holding Ltd., ADR(b)(c)	1,335,123
159,000	Weichai Power Co. Ltd., Class H	608,315

		6,520,877

	Denmark — 0.9%
11,442	Vestas Wind Systems A/S(c)	998,713

	France — 10.3%
13,559	ArcelorMittal(b)	686,298
42,892	Axa(b)	1,404,043
11,284	BNP Paribas	1,077,143
20,795	Carrefour SA	980,628
11,909	Electricite de France	861,180
16,099	GDF Suez	837,571
11,672	Groupe Danone	827,917
12,891	Iliad SA(b)	1,074,071
7,619	LVMH Moet Hennessy Louis Vuitton SA	668,900
5,533	PPR(b)	495,081
8,999	Schneider Electric SA	772,785
39,551	Societe Television Francaise 1(b)	700,674
4,219	Suez Environnement SA	103,888
13,509	Total SA	820,670
18,916	Vivendi SA	593,030

		11,903,879

	Germany — 7.4%
36,222	Adidas AG	1,934,970
12,418	Bayer AG	909,459
10,027	Deutsche Boerse AG	917,575
15,550	E.ON AG	782,738
5,530	Merck KGaA	589,737
24,680	SAP AG	1,314,430
17,678	SAP AG, Sponsored ADR(b)	944,536
7,150	Siemens AG (Registered)	666,931
4,113	Wacker Chemie AG	587,205

		8,647,581

	Greece — 1.2%
23,287	National Bank of Greece SA	943,696
23,427	Piraeus Bank SA	487,796

		1,431,492

	Hong Kong — 1.8%
168,900	Esprit Holdings Ltd.	1,046,938
1,071,000	Foxconn International Holdings Ltd.(c)	479,079
226,000	Li & Fung Ltd.	553,033

		2,079,050

	India — 2.3%
10,392	HDFC Bank Ltd., ADR(b)	882,801
53,888	Infosys Technologies Ltd., Sponsored ADR(b)	1,795,009

		2,677,810

	Israel — 0.7%
18,326	Teva Pharmaceutical Industries Ltd., Sponsored ADR(b)	839,148

	Italy — 2.6%
29,242	ENI SpA	775,090
54,181	Saipem SpA	1,621,152
166,881	UniCredito Italiano SpA	624,026

		3,020,268

	Japan — 14.0%
156,000	Bank of Yokohama (The) Ltd.(b)	772,731
15,500	Canon, Inc.	587,618
28,700	Denso Corp.	703,948
10,900	FANUC Ltd.	820,027
121	KDDI Corp.	685,425
71,000	Mitsubishi UFJ Financial Group, Inc.	619,138
62,000	NGK Insulators Ltd.	759,031
11,000	Nidec Corp.(b)	676,706
6,400	Nintendo Co. Ltd.	2,714,712
66,500	Nomura Holdings, Inc.	867,832
7,040	Orix Corp.	881,464
7,200	Promise Co. Ltd.(b)	139,321
29,200	Shin-Etsu Chemical Co. Ltd.	1,388,480
39,000	Shionogi & Co. Ltd.	789,921
53,300	Sumitomo Corp.(b)	496,961
188,000	Sumitomo Trust & Banking Co. Ltd.	1,252,539

1

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Japan — continued
43,700	THK Co. Ltd.(b)	679,970
12,900	Yamada Denki Co. Ltd.	977,805
79,000	Yaskawa Electric Corp.	449,845

		16,263,474

	Korea — 2.0%
11,477	KB Financial Group, Inc., ADR(c)	524,384
1,955	Samsung Electronics Co. Ltd.	895,885
3,903	Samsung Electronics Co. Ltd., GDR, 144A	874,272

		2,294,541

	Luxembourg — 0.8%
14,003	Millicom International Cellular SA	961,586

	Malaysia — 0.4%
175,600	Bumiputra-Commerce Holdings Bhd	392,811

	Mexico — 1.4%
21,273	America Movil SAB de CV, Series L, ADR	986,216
19,099	Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V(b)	661,781

		1,647,997

	Netherlands — 0.6%
26,643	Koninklijke (Royal) Philips Electronics NV	726,022

	Norway — 1.4%
36,318	Renewable Energy Corp. A/S(b)(c)	673,215
72,500	Subsea 7, Inc.(b)(c)	981,295

		1,654,510

	Russia — 2.6%
9,750	Evraz Group SA, GDR, 144A	368,550
48,570	Gazprom, Sponsored ADR	1,503,241
9,407	LUKOIL, Sponsored ADR	553,132
43,688	MMC Norilsk Nickel, ADR	597,215

		3,022,138

	Singapore — 1.6%
84,000	DBS Group Holdings Ltd.	1,001,048
162,000	Keppel Corp. Ltd.	895,180

		1,896,228

	South Africa — 0.6%
51,152	MTN Group Ltd.	721,779

	Spain — 3.4%
57,524	Banco Bilbao Vizcaya Argentaria SA	930,205
131,092	Banco Santander Central Hispano SA	1,965,635
44,903	Telefonica SA	1,067,684

		3,963,524

	Switzerland — 9.9%
35,402	ABB Ltd.(c)	686,035
43,256	Credit Suisse Group	2,020,140
4,681	Lonza Group AG	587,330
47,635	Nestle SA	2,058,666
44,174	Nobel Biocare Holding AG(b)	1,477,554
35,012	Novartis AG	1,843,365
14,451	Roche Holding AG	2,262,186
2,740	Syngenta AG	577,822

		11,513,098

	Taiwan — 0.7%
463,052	Taiwan Semiconductor Manufacturing Co. Ltd.	776,553

	United Kingdom — 13.3%
396,128	ARM Holdings PLC(b)	688,383
9,499	AstraZeneca PLC	415,671
64,230	Autonomy Corp. PLC(c)	1,192,572
32,749	BHP Billiton PLC	741,902
155,262	British Sky Broadcasting PLC	1,155,137
69,337	HSBC Holdings PLC	1,107,366
203,736	ICAP PLC	1,314,098
113,586	Man Group PLC	694,110
125,275	Prudential PLC	1,142,256
146,796	Smith & Nephew PLC	1,550,377
48,065	Standard Chartered PLC	1,182,665
272,254	Tesco PLC	1,893,522
36,592	Vedanta Resources PLC	766,982
360,664	Vodafone Group PLC	796,501
46,970	Wellstream Holdings PLC, 144A(c)	864,936

		15,506,478

	Total Common Stocks
	(Identified Cost $127,811,003)	114,254,823

Preferred Stocks — 0.8%
	Germany — 0.8%
25,830	Henkel KGaA	942,176

	Total Preferred Stocks
	(Identified Cost $1,103,524)	942,176

Shares/ Principal Amount
Short-Term Investments — 14.8%
16,267,211	State Street Navigator Securities Lending Prime Portfolio(d)	16,267,211
$981,665	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 9/30/2008 at 1.30% to be repurchased at $981,701 on 10/01/2008, collateralized by $915,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $1,004,341 including accrued interest(e)	981,665

	Total Short-Term Investments
	(Identified Cost $17,248,876)	17,248,876

	Total Investments — 113.9%
	(Identified Cost $146,163,403)(a)	132,445,875
	Other assets less liabilities — (13.9)%	(16,154,119)

	Net Assets — 100%	$116,291,756

2

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser and subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value. At September 30, 2008 approximately 68% of the market value of investments were fair valued pursuant procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment companies.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $146,802,266 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,192,677
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,549,068)

Net unrealized depreciation	$(14,356,391)

(b)	All or a portion of this security was on loan to brokers at September 30, 2008. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $15,910,748 and $16,267,211, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(c)	Non-income producing security.
(d)	Represents investment of securities lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

3

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At September 30, 2008, the value of these amounted to $2,107,758 or 1.8% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$42,224,597
Level 2 - Other Significant Observable Inputs	90,221,278
Level 3 - Significant Unobservable Inputs	—

Total	$132,445,875

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at September 30, 2008 (Unaudited)

Commercial Banks	15.1%
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	6.6
Metals & Mining	5.9
Software	5.3
Wireless Telecommunication Services	4.8
Capital Markets	4.8
Insurance	3.4
Media	3.3
Food & Staples Retailing	3.0
Energy Equipment & Services	3.0
Health Care Equipment & Supplies	2.9
Semiconductors & Semiconductor Equipment	2.8
Electrical Equipment	2.7
Food Products	2.5
Machinery	2.5
Textiles, Apparel & Luxury Goods	2.2
Chemicals	2.2
Electric Utilities	2.2
Industrial Conglomerates	2.0
Other, less than 2% each	14.7
Short-Term Investments	14.8

Total Investments	113.9
Other assets less liabilities	(13.9)

Net Assets	100.0%

Currency Exposure at September 30, 2008 as a Percentage of Net Assets (Unaudited)

United States Dollar	34.2%
Euro	25.7
Japanese Yen	14.0
British Pound	12.4
Swiss Franc	9.9
Hong Kong Dollar	6.9
Australian Dollar	2.5
Canadian Dollar	2.0
Other, less than 2% each	6.3

Total Investments	113.9
Other assets less liabilities	(13.9)

Net Asset	100.0%

4

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 42.4% of Net Assets
	Auto Components — 0.1%
4,399	Superior Industries International, Inc.(b)	$84,285

	Building Products — 0.1%
5,286	Masco Corp.(b)	94,831

	Chemicals — 0.9%
5,215	Dow Chemical Co. (The)	165,733
3,675	Eastman Chemical Co.(b)	202,345
3,867	PPG Industries, Inc.	225,523
4,934	RPM International, Inc.(b)	95,424
3,352	Sensient Technologies Corp.(b)	94,292

		783,317

	Commercial Banks — 5.9%
5,854	Associated Bancorp(b)	116,787
4,438	BancorpSouth, Inc.(b)	124,841
4,646	Bank of Hawaii Corp.(b)	248,329
7,394	BB&T Corp.(b)	279,493
7,316	Colonial BancGroup, Inc.(b)	57,504
8,006	Comerica, Inc.(b)	262,517
8,465	F N B Corp.(b)	135,271
7,988	Fifth Third Bancorp(b)	95,057
4,900	First Bancorp(b)	54,194
12,092	First Horizon National Corp.(b)	113,181
5,744	First Midwest Bancorp, Inc.	139,235
7,605	FirstMerit Corp.(b)	159,705
5,909	Frontier Financial Corp.(b)	79,358
6,814	Fulton Financial Corp.(b)	74,341
9,643	Huntington Bancshares, Inc.(b)	77,048
8,327	KeyCorp(b)	99,424
5,835	Marshall & Ilsley Corp.(b)	117,575
5,781	Pacific Capital Bancorp(b)	117,643
5,577	PacWest Bancorp(b)	159,446
5,061	PNC Financial Services Group, Inc.	378,057
8,043	Popular, Inc.(b)	66,676
7,303	Provident Bankshares Corp.(b)	70,912
8,122	Regions Financial Corp.	77,971
5,910	Suntrust Banks, Inc.	265,891
4,664	Synovus Financial Corp.(b)	48,272
6,802	TCF Financial Corp.(b)	122,436
4,898	Trustmark Corp.(b)	101,585
6,533	U.S. Bancorp	235,319
6,585	Umpqua Holdings Corp.(b)	96,865
5,147	United Bankshares, Inc.(b)	180,145
6,021	Valley National Bancorp(b)	126,200
5,486	Webster Financial Corp.(b)	138,522
5,280	Wells Fargo & Co.(b)	198,158
5,044	Wilmington Trust Corp.(b)	145,419
8,420	Zions Bancorporation(b)	325,854

		5,089,231

	Commercial Services & Supplies — 0.7%
4,099	Avery Dennison Corp.	182,324
4,190	Deluxe Corp.(b)	60,294
4,811	Pitney Bowes, Inc.(b)	160,014
3,694	R. R. Donnelley & Sons Co.	90,614
3,676	Waste Management, Inc.(b)	115,757

		609,003

	Containers & Packaging — 0.1%
4,095	Sonoco Products Co.	121,540

	Distributors — 0.2%
3,863	Genuine Parts Co.	155,331

	Diversified Financial Services — 0.8%
7,965	Bank of America Corp.	278,775
9,180	Citigroup, Inc.	188,282
4,470	JPMorgan Chase & Co.	208,749

		675,806

	Diversified Telecommunication Services — 0.1%
4,484	AT&T, Inc.	125,193

	Electric Utilities — 1.1%
4,551	DPL, Inc.(b)	112,865
3,303	Entergy Corp.	294,000
3,496	FirstEnergy Corp.	234,197
6,262	Pinnacle West Capital Corp.(b)	215,475
3,700	Unisource Energy Corp.(b)	108,003

		964,540

	Food Products — 0.3%
3,353	General Mills, Inc.	230,418
3,366	Sara Lee Corp.	42,513

		272,931

	Gas Utilities — 0.7%
5,729	AGL Resources, Inc.	179,776
5,572	Nicor, Inc.(b)	247,118
4,126	Oneok, Inc.	141,935

		568,829

	Hotels, Restaurants & Leisure — 0.5%
4,711	Carnival Corp.	166,534
10,500	Starwood Hotels & Resorts Worldwide, Inc.(b)	295,470

		462,004

	Household Durables — 0.3%
5,650	D.R. Horton, Inc.(b)	73,563
375	KB Home(b)	7,380
6,693	Leggett & Platt, Inc.	145,840

		226,783

	Household Products — 0.3%
4,022	Kimberly-Clark Corp.	260,786

	Industrial Conglomerates — 0.2%
6,001	General Electric Co.	153,025

	Insurance — 1.4%
6,273	Arthur J Gallagher & Co.(b)	160,965
4,595	Cincinnati Financial Corp.	130,682
3,669	Lincoln National Corp.	157,070
6,005	Mercury General Corp.(b)	328,774
5,670	Old Republic International Corp.(b)	72,293
5,228	Unitrin, Inc.	130,386
6,291	Zenith National Insurance Corp.(b)	230,502

		1,210,672

	Leisure Equipment & Products — 0.1%
4,796	Mattel, Inc.	86,520

	Machinery — 0.1%
4,960	Briggs & Stratton Corp.(b)	80,253

	Media — 0.3%
5,479	Gannett Co., Inc.(b)	92,650

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Media — continued
7,645	Lee Enterprises, Inc.(b)	$26,757
7,066	New York Times Co., Class A(b)	100,973

		220,380

	Multi Utilities — 0.9%
4,094	Black Hills Corp.(b)	127,201
4,675	Centerpoint Energy, Inc.	68,115
5,966	DTE Energy Co.	239,356
6,433	NiSource, Inc.(b)	94,951
5,297	PNM Resources, Inc.	54,241
5,240	SCANA Corp.(b)	203,993

		787,857

	Oil, Gas & Consumable Fuels — 0.3%
3,285	Chevron Corp., ADR	270,947

	Paper & Forest Products — 0.1%
3,787	MeadWestvaco Corp.	88,275

	Pharmaceuticals — 0.6%
5,114	Bristol-Myers Squibb Co.	106,627
4,013	Eli Lilly & Co.	176,692
3,302	Merck & Co., Inc.	104,211
6,292	Pfizer, Inc.	116,025

		503,555

	REITs - Apartments — 4.0%
14,388	Apartment Investment & Management Co., Class A	503,868
9,000	AvalonBay Communities, Inc.(b)	885,780
13,100	Camden Property Trust(b)	600,766
31,500	Equity Residential(b)	1,398,915
3,500	UDR, Inc.(b)	91,525

		3,480,854

	REITs - Diversified — 1.6%
12,400	BioMed Realty Trust, Inc.	327,980
11,200	Vornado Realty Trust(b)	1,018,640

		1,346,620

	REITs - Healthcare — 1.9%
12,200	HCP, Inc.(b)	489,586
19,500	Nationwide Health Properties, Inc.	701,610
21,100	Omega Healthcare Investors, Inc.	414,826

		1,606,022

	REITs - Hotels — 0.8%
22,000	Ashford Hospitality Trust(b)	89,100
47,500	Host Hotels & Resorts, Inc.(b)	631,275

		720,375

	REITs - Industrial — 3.3%
11,500	AMB Property Corp.	520,950
48,800	DCT Industrial Trust, Inc.(b)	365,512
13,400	First Potomac Realty Trust(b)	230,346
18,200	Liberty Property Trust	685,230
19,700	ProLogis(b)	813,019
4,500	PS Business Parks, Inc.	259,200

		2,874,257

	REITs - Office — 3.3%
13,700	Boston Properties, Inc.(b)	1,283,142
12,600	Brandywine Realty Trust	201,978
9,100	Corporate Office Properties Trust	367,185
4,000	Digital Realty Trust, Inc.	189,000
12,900	Dupont Fabros Technology, Inc.(b)	196,725
28,500	HRPT Properties Trust	196,365
9,300	Kilroy Realty Corp.(b)	444,447

		2,878,842

	REITs - Regional Malls — 3.9%
13,800	General Growth Properties, Inc.(b)	208,380
12,500	Macerich Co. (The)(b)	795,625
21,000	Simon Property Group, Inc.(b)	2,037,000
7,300	Taubman Centers, Inc.(b)	365,000

		3,406,005

	REITs - Shopping Centers — 3.5%
20,700	Developers Diversified Realty Corp.(b)	655,983
9,500	Federal Realty Investment Trust(b)	813,200
12,700	Kimco Realty Corp.(b)	469,138
16,200	Kite Realty Group Trust(b)	178,200
12,900	Regency Centers Corp.(b)	860,301

		2,976,822

	REITs - Storage — 2.0%
19,500	Extra Space Storage, Inc.(b)	299,520
14,500	Public Storage, Inc.(b)	1,435,645

		1,735,165

	REITs - Triple Net Lease — 0.2%
6,100	Realty Income Corp.(b)	156,160

	Real Estate Operating Companies — 0.5%
27,000	Brookfield Properties Corp.	427,680

	Thrifts & Mortgage Finance — 0.6%
5,831	Astoria Financial Corp.	120,876
7,500	Federal Home Loan Mortgage Corp.(b)(k)	12,825
6,261	First Niagara Financial Group, Inc.	98,611
7,555	New York Community Bancorp, Inc.(b)	126,848
4,123	People’s United Financial, Inc.(b)	79,368
5,066	Washington Federal, Inc.(b)	93,468

		531,996

	Tobacco — 0.4%
4,943	Altria Group, Inc.	98,069
4,723	Universal Corp.(b)	231,852

		329,921

	Trading Companies & Distributors — 0.3%
5,511	Watsco, Inc.(b)	277,093

	Total Common Stocks (Identified Cost $47,141,984)	36,643,706

Principal Amount (‡)
Bonds and Notes — 53.2%
	ABS Car Loan — 0.1%
$100,000	ARG Funding Corp., 144A,
	3.348%, 5/20/2011(c)	91,879

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — 0.1%
$100,000	American Express Credit Account Master Trust, 144A,
	5.650%, 1/15/2014	$86,391

	Aerospace & Defense — 0.3%
115,000	Bombardier, Inc.,
	7.350%, 12/22/2026 (CAD)	95,971
200,000	Embraer Overseas Ltd.,
	6.375%, 1/24/2017	185,000

		280,971

	Airlines — 0.9%
1,547	Continental Airlines, Inc., Series 1999-1, Class C,
	6.954%, 2/02/2011	1,446
1,003,789	United Air Lines, Inc., Series 2007-1, Class A,
	6.636%, 1/02/2024	742,804

		744,250

	Automotive — 1.9%
115,000	Cummins, Inc.,
	7.125%, 3/01/2028	110,052
30,000	Ford Motor Co.,
	6.375%, 2/01/2029	11,100
15,000	Ford Motor Co.,
	6.500%, 8/01/2018	6,150
1,805,000	Ford Motor Co.,
	6.625%, 10/01/2028	685,900
725,000	Ford Motor Co.,
	7.450%, 7/16/2031(b)	311,750
40,000	Goodyear Tire & Rubber Co.,
	7.000%, 3/15/2028	29,600
480,000	Harley-Davidson Funding Corp., 144A,
	6.800%, 6/15/2018	449,445

		1,603,997

	Banking — 1.5%
275,000	Bank of America Corp.,
	5.750%, 12/01/2017	233,197
110,000,000	Barclays Financial LLC, 144A,
	4.060%, 9/16/2010 (KRW)	92,743
300,000,000	Barclays Financial LLC, 144A,
	4.470%, 12/04/2011 (KRW)	256,415
123,800,000	Barclays Financial LLC, 144A,
	5.230%, 3/23/2009 (KRW)(c)	104,070
35,000	Citigroup, Inc.,
	5.000%, 9/15/2014	26,835
145,000	Citigroup, Inc.,
	5.500%, 2/15/2017	111,232
437,254	HSBC Bank USA, 144A,
	Zero Coupon, 11/28/2011	286,839
325,000	Wachovia Bank NA,
	6.600%, 1/15/2038	192,545

		1,303,876

	Brokerage — 1.2%
65,000	Goldman Sachs Group, Inc.(The),
	5.625%, 1/15/2017	46,136
3,339,258,780	JPMorgan Chase & Co., 144A,
	Zero Coupon, 4/12/2012 (IDR)	229,357
160,000	Lehman Brothers Holdings, Inc.,
	5.750%, 1/03/2017(d)	200
175,000	Lehman Brothers Holdings, Inc.,
	6.000%, 5/03/2032(d)	219
255,000	Lehman Brothers Holdings, Inc.,
	6.875%, 7/17/2037(d)	319
200,000	Merrill Lynch & Co., Inc.,
	6.110%, 1/29/2037	138,843
115,000	Merrill Lynch & Co., Inc.,
	6.400%, 8/28/2017	99,466
485,000	Merrill Lynch & Co., Inc.,
	6.875%, 4/25/2018	429,104
120,000	Morgan Stanley, Series F (MTN),
	5.550%, 4/27/2017	74,391

		1,018,035

	Building Materials — 0.7%
170,000	Masco Corp.,
	5.850%, 3/15/2017	143,476
85,000	Owens Corning, Inc.,
	6.500%, 12/01/2016	75,218
525,000	USG Corp.,
	6.300%, 11/15/2016	396,375

		615,069

	Chemicals — 0.3%
45,000	Borden, Inc.,
	7.875%, 2/15/2023	20,700
10,000	Borden, Inc.,
	8.375%, 4/15/2016	3,400
25,000	Borden, Inc.,
	9.200%, 3/15/2021	12,500
200,000	Hercules, Inc., Subordinated Note,
	6.500%, 6/30/2029(e)	134,000
55,000	Methanex Corp., Senior Note,
	6.000%, 8/15/2015	48,380

		218,980

	Commercial MBS — 0.4%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4,
	5.695%, 9/15/2040(c)	224,402
40,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4,
	5.747%, 2/12/2049(c)	34,086
115,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3,
	5.866%, 9/15/2045(c)	98,546

		357,034

	Construction Machinery — 0.4%
380,000	Joy Global, Inc.,
	6.625%, 11/15/2036	321,840

	Consumer Cyclical Services — 0.6%
245,000	Kar Holdings, Inc.,
	10.000%, 5/01/2015(b)	188,650
435,000	Western Union Co.,
	6.200%, 11/17/2036	339,923

		528,573

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — 0.2%
$180,000	AmerenEnergy Generating Co., Series H,
	7.000%, 4/15/2018	$167,860
20,000	Hasbro, Inc., Senior Debenture,
	6.600%, 7/15/2028	17,689

		185,549

	Electric — 0.1%
20,000	NGC Corp. Capital Trust I, Series B,
	8.316%, 6/01/2027	14,900
135,000	TXU Corp., Series Q,
	6.500%, 11/15/2024	85,978

		100,878

	Entertainment — 1.1%
800,000	Time Warner, Inc.,
	6.500%, 11/15/2036	607,527
425,000	Time Warner, Inc.,
	6.625%, 5/15/2029	339,456
35,000	Time Warner, Inc.,
	6.950%, 1/15/2028	29,180

		976,163

	Food — 0.0%
30,000	Sara Lee Corp.,
	6.125%, 11/01/2032	26,583

	Government Owned - No Guarantee — 0.3%
320,000	DP World Ltd., 144A,
	6.850%, 7/02/2037	236,915

	Government Sponsored — 0.2%
200,000	Federal National Mortgage Association,
	2.290%, 2/19/2009 (SGD)	139,437

	Healthcare — 2.1%
265,000	HCA, Inc.,
	6.375%, 1/15/2015	208,687
610,000	HCA, Inc.,
	6.500%, 2/15/2016	483,425
25,000	HCA, Inc.,
	7.050%, 12/01/2027	16,882
5,000	HCA, Inc.,
	7.500%, 12/15/2023	3,663
460,000	HCA, Inc.,
	7.500%, 11/06/2033	326,600
135,000	HCA, Inc.,
	7.580%, 9/15/2025	99,459
310,000	HCA, Inc.,
	7.690%, 6/15/2025	230,404
30,000	HCA, Inc.,
	7.750%, 7/15/2036	21,297
20,000	HCA, Inc.,
	8.360%, 4/15/2024	15,502
345,000	Owens & Minor, Inc.,
	6.350%, 4/15/2016(e)	335,937
110,000	UnitedHealth Group, Inc.,
	6.500%, 6/15/2037	91,318

		1,833,174

	Home Construction — 1.5%
175,000	Centex Corp.,
	5.250%, 6/15/2015	128,625
50,000	D.R. Horton, Inc.,
	5.250%, 2/15/2015	37,000
25,000	D.R. Horton, Inc.,
	5.625%, 9/15/2014	19,000
30,000	D.R. Horton, Inc., Guaranteed Note,
	5.625%, 1/15/2016	22,200
275,000	K. Hovnanian Enterprises, Inc., Senior Note,
	6.250%, 1/15/2016	158,125
25,000	K. Hovnanian Enterprises, Inc., Guaranteed Note,
	6.375%, 12/15/2014	14,500
100,000	K. Hovnanian Enterprises, Inc., Guaranteed Note,
	6.500%, 1/15/2014	59,000
20,000	K. Hovnanian Enterprises, Inc.,
	7.500%, 5/15/2016	11,600
175,000	KB Home, Guaranteed Note,
	5.875%, 1/15/2015	139,125
125,000	KB Home, Guaranteed Note,
	6.250%, 6/15/2015(b)	101,875
105,000	KB Home, Guaranteed Note,
	7.250%, 6/15/2018	86,100
140,000	Lennar Corp., Series B, Guaranteed Note,
	5.600%, 5/31/2015	91,000
10,000	Pulte Homes, Inc.,
	5.200%, 2/15/2015	8,000
80,000	Pulte Homes, Inc.,
	6.000%, 2/15/2035	57,200
470,000	Pulte Homes, Inc.,
	6.375%, 5/15/2033	343,100
25,000	Toll Brothers Financial Corp.,
	5.150%, 5/15/2015	21,143

		1,297,593

	Independent Energy — 0.6%
410,000	Pioneer Natural Resources Co.,
	7.200%, 1/15/2028	352,984
50,000	Talisman Energy, Inc.,
	5.850%, 2/01/2037	37,534
120,000	Talisman Energy, Inc.,
	6.250%, 2/01/2038	93,202

		483,720

	Insurance — 0.5%
15,000	Fund American Cos., Inc.,
	5.875%, 5/15/2013	11,124
505,000	White Mountains RE Group, 144A,
	6.375%, 3/20/2017	446,000

		457,124

	Lodging — 0.0%
35,000	Royal Caribbean Cruises Ltd.,
	7.500%, 10/15/2027	26,950

	Media Cable — 1.3%
1,370,000	Comcast Corp.,
	5.650%, 6/15/2035	1,018,366
65,000	Comcast Corp.,
	6.450%, 3/15/2037	52,427

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Media Cable — continued
$80,000	Comcast Corp.,
	6.500%, 11/15/2035	$66,794

		1,137,587

	Media Non-Cable — 0.6%
80,000	Intelsat Corp.,
	6.875%, 1/15/2028	58,400
520,000	News America, Inc.,
	6.200%, 12/15/2034(b)	414,590
270,000	Tribune Co.,
	5.250%, 8/15/2015	81,000

		553,990

	Mining — 0.3%
310,000	Newmont Mining Corp.,
	5.875%, 4/01/2035	235,910

	Mortgage Related — 1.4%
1,150,000	Federal National Mortgage Association,
	4.625%, 10/15/2013	1,183,857

	Municipal — 0.1%
50,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A,
	7.309%, 6/01/2034(e)	43,060

	Non-Captive Consumer — 2.3%
555,000	American General Finance Corp.,
	6.900%, 12/15/2017	257,349
20,000	Capital One Bank,
	5.125%, 2/15/2014	17,477
325,000	Countrywide Financial Corp.,
	6.250%, 5/15/2016(b)	231,375
65,000	Ford Motor Credit Co. LLC,
	5.700%, 1/15/2010	49,779
230,000	Ford Motor Credit Co. LLC,
	8.000%, 12/15/2016	145,424
110,000,000	SLM Corp., (EMTN),
	1.530%, 9/15/2011 (JPY)	860,355
85,000	SLM Corp., (MTN),
	5.050%, 11/14/2014	51,850
70,000	SLM Corp., Series A, (MTN),
	5.000%, 10/01/2013	43,400
90,000	SLM Corp., Series A, (MTN),
	5.000%, 4/15/2015	54,000
25,000	SLM Corp., Series A, (MTN),
	5.000%, 6/15/2018	13,750
10,000	SLM Corp., Series A, (MTN),
	5.375%, 5/15/2014	6,200
87,000	SLM Corp., Series A, (MTN),
	5.625%, 8/01/2033	43,500
165,000	SLM Corp., Series A, (MTN),
	6.500%, 6/15/2010 (NZD)	91,640
125,000	SLM Corp., Series A, (MTN),
	8.450%, 6/15/2018	85,000

		1,951,099

	Non-Captive Diversified — 2.1%
25,000	CIT Group, Inc.,
	4.750%, 12/15/2010	16,281
5,000	CIT Group, Inc.,
	5.400%, 2/13/2012	2,874
20,000	CIT Group, Inc.,
	5.400%, 1/30/2016	9,680
5,000	CIT Group, Inc.,
	5.650%, 2/13/2017	2,440
30,000	CIT Group, Inc.,
	5.800%, 10/01/2036	13,721
5,000	CIT Group, Inc.,
	5.850%, 9/15/2016	2,425
10,000	CIT Group, Inc., (GMTN),
	5.000%, 2/13/2014	5,657
20,000	CIT Group, Inc., (GMTN),
	5.000%, 2/01/2015	9,886
10,000	CIT Group, Inc., (MTN),
	5.125%, 9/30/2014	4,932
900,000	General Electric Capital Corp., Series G, (MTN),
	2.960%, 5/18/2012	614,121
800,000	General Electric Capital Corp., Series G, (MTN),
	3.485%, 3/08/2012	556,561
405,000	GMAC LLC,
	6.000%, 12/15/2011	180,079
190,000	GMAC LLC,
	6.625%, 5/15/2012	80,440
225,000	GMAC LLC, (MTN),
	6.750%, 12/01/2014	86,358
105,000	GMAC LLC,
	8.000%, 11/01/2031	39,614
15,000	iStar Financial, Inc.,
	3.291%, 10/01/2012(c)	8,025
85,000	iStar Financial, Inc.,
	5.150%, 3/01/2012	42,500
35,000	iStar Financial, Inc.,
	5.375%, 4/15/2010	21,000
105,000	iStar Financial, Inc.,
	5.650%, 9/15/2011	54,600
25,000	iStar Financial, Inc.,
	5.800%, 3/15/2011	12,750
10,000	iStar Financial, Inc., Series B,
	5.125%, 4/01/2011	5,100
120,000	iStar Financial, Inc., Series B,
	5.950%, 10/15/2013	62,400

		1,831,444

	Paper — 1.1%
115,000	Bowater, Inc.,
	6.500%, 6/15/2013(b)	44,275
5,000	Georgia-Pacific Corp.,
	7.250%, 6/01/2028	3,950
25,000	Georgia-Pacific Corp.,
	7.375%, 12/01/2025	20,188
385,000	Georgia-Pacific Corp.,
	7.750%, 11/15/2029	317,625
400,000	Georgia-Pacific Corp.,
	8.000%, 1/15/2024	352,000
95,000	Georgia-Pacific Corp.,
	8.875%, 5/15/2031	82,650
60,000	International Paper Co.,
	7.950%, 6/15/2018	58,957
20,000	Westvaco Corp.,
	8.200%, 1/15/2030	18,772

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Paper — continued
$10,000	Weyerhaeuser Co.,
	6.875%, 12/15/2033	$8,689

		907,106

	Pharmaceuticals — 0.8%
255,000	Elan Finance PLC, Senior Note,
	7.750%, 11/15/2011	230,775
5,000	EPIX Pharmaceuticals, Inc., Senior Note,
	3.000%, 6/15/2024	2,500
480,000	Valeant Pharmaceuticals International, Subordinated Note,
	4.000%, 11/15/2013	449,400

		682,675

	Pipelines — 0.2%
75,000	DCP Midstream LP, 144A,
	6.450%, 11/03/2036	59,993
100,000	Kinder Morgan Energy Partners LP,
	5.800%, 3/15/2035	74,475
45,000	ONEOK Partners LP,
	6.650%, 10/01/2036	39,382

		173,850

	Retailers — 2.0%
400,000	Dillard’s, Inc.,
	6.625%, 1/15/2018(b)	248,000
205,000	Dillard’s, Inc., Class A,
	7.000%, 12/01/2028	104,550
186,000	Home Depot, Inc.,
	5.875%, 12/16/2036	130,753
715,000	J.C. Penney Corp., Inc., Senior Note,
	6.375%, 10/15/2036	543,832
100,000	Macy’s Retail Holdings, Inc.,
	6.790%, 7/15/2027	78,845
225,000	Macy’s Retail Holdings, Inc.,
	6.900%, 4/01/2029	175,945
725,000	Toys R Us, Inc.,
	7.375%, 10/15/2018	471,250
5,000	Toys R Us, Inc.,
	7.875%, 4/15/2013	3,900

		1,757,075

	Sovereigns — 2.6%
115,000(††)	Mexican Fixed Rate Bonds, Series M-10,
	8.000%, 12/17/2015 (MXN)	1,028,076
20,000(††)	Mexican Fixed Rate Bonds, Series M-10,
	9.000%, 12/20/2012 (MXN)	187,164
1,060,000	New South Wales Treasury Corp., Series 17RG,
	5.500%, 3/01/2017 (AUD)	809,192
400,000	Republic of Brazil,
	12.500%, 1/05/2016 (BRL)	218,088

		2,242,520

	Supermarket — 0.3%
320,000	Albertson’s, Inc., Series C, (MTN),
	6.625%, 6/01/2028	259,263

	Supranational — 1.6%
2,763,000,000	European Investment Bank, EMTN, 144A,
	Zero Coupon, 4/24/2013 (IDR)	174,980
1,000,000	European Investment Bank, EMTN, 144A,
	4.600%, 1/30/2037 (CAD)	855,664
38,500,000	International Bank for Reconstruction & Development,
	9.500%, 5/27/2010 (ISK)	362,127

		1,392,771

	Technology — 1.5%
10,000	Affiliated Computer Services, Inc.,
	5.200%, 6/01/2015	8,075
340,000	Avnet, Inc.,
	6.000%, 9/01/2015	327,561
110,000	Freescale Semiconductor, Inc.,
	10.125%, 12/15/2016(b)	70,400
15,000	Kulicke & Soffa Industries, Inc.,
	1.000%, 6/30/2010	11,756
920,000	Lucent Technologies, Inc.,
	6.450%, 3/15/2029	561,200
390,000	Lucent Technologies, Inc.,
	6.500%, 1/15/2028	237,900
25,000	Nortel Networks Ltd.,
	6.875%, 9/01/2023	10,000
140,000	Nortel Networks Ltd.,
	10.125%, 7/15/2013	89,250
40,000	Northern Telecom Capital Corp.,
	7.875%, 6/15/2026	17,600

		1,333,742

	Transportation — 0.4%
55,000	Canadian Pacific Railway Co.,
	5.950%, 5/15/2037	45,021
445,000	CSX Corp.,
	6.000%, 10/01/2036	338,194

		383,215

	Transportation Services — 0.1%
30,000	Erac USA Finance Co., 144A,
	6.375%, 10/15/2017	23,845
40,000	Erac USA Finance Co., 144A,
	7.000%, 10/15/2037	28,172

		52,017

	Treasuries — 13.6%
661,361	U.S. Treasury Bond,
	1.625%, 1/15/2018(f)	626,434
603,893	U.S. Treasury Bond,
	2.000%, 1/15/2026(b)(f)	551,382
1,303,650	U.S. Treasury Bond,
	2.375%, with various maturities to 2027(b)(f)(g)	1,262,134
604,844	U.S. Treasury Bond,
	2.625%, 7/15/2017(f)	622,895
1,753,213	U.S. Treasury Bond,
	3.375%, 4/15/2032(f)	2,009,894
869,586	U.S. Treasury Note,
	1.625%, 1/15/2015(b)(f)	846,692
1,837,821	U.S. Treasury Note,
	1.875%, with various maturities to 2015(b)(f)(g)	1,818,286

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
$2,280,111	U.S. Treasury Note,
	2.000%, with various maturities to 2016(b)(f)(g)	$2,271,290
621,614	U.S. Treasury Note,
	2.375%, 1/15/2017(f)	626,859
620,730	U.S. Treasury Note,
	2.500%, 7/15/2016(f)	635,327
489,268	U.S. Treasury Note,
	3.000%, 7/15/2012(b)(f)	509,259

		11,780,452

	Wireless — 1.5%
5,000,000	America Movil SAB de CV,
	8.460%, 12/18/2036	402,669
420,000	Nextel Communications, Inc., Series F,
	5.950%, 3/15/2014	281,400
790,000	Sprint Capital Corp.,
	6.875%, 11/15/2028	529,300
109,000	Sprint Nextel Corp.,
	6.000%, 12/01/2016	83,930

		1,297,299

	Wirelines — 4.4%
25,000	AT&T Corp.,
	6.500%, 3/15/2029	20,929
30,000	AT&T, Inc.,
	6.150%, 9/15/2034	25,019
425,000	BellSouth Corp.,
	6.000%, 11/15/2034(b)	344,250
340,000	Embarq Corp.,
	7.995%, 6/01/2036	243,137
475,000	Frontier Communications Corp.,
	7.125%, 3/15/2019	377,625
100,000	Level 3 Communications, Inc.,
	2.875%, 7/15/2010	78,625
820,000	Level 3 Communications, Inc.,
	6.000%, 3/15/2010	717,500
135,000	Level 3 Financing, Inc.,
	8.750%, 2/15/2017	97,875
70,000	Level 3 Financing, Inc.,
	9.250%, 11/01/2014	52,850
75,000	Motorola, Inc.,
	5.220%, 10/01/2097	41,890
125,000	Motorola, Inc.,
	6.500%, 11/15/2028(b)	93,412
135,000	Motorola, Inc.,
	6.625%, 11/15/2037	98,407
215,000	Qwest Capital Funding, Inc., Guaranteed Note,
	6.500%, 11/15/2018	156,412
265,000	Qwest Capital Funding, Inc., Guaranteed Note,
	6.875%, 7/15/2028	184,175
15,000	Qwest Capital Funding, Inc., Guaranteed Note,
	7.625%, 8/03/2021	11,400
130,000	Qwest Corp.,
	6.875%, 9/15/2033	87,425
315,000	Qwest Corp.,
	7.250%, 10/15/2035	223,650
235,000	Qwest Corp., Senior Note,
	6.500%, 6/01/2017	188,000
59,000	Telecom Italia Capital,
	6.000%, 9/30/2034	41,337
122,000	Telecom Italia Capital,
	6.375%, 11/15/2033	88,914
550,000	Telus Corp.,
	4.950%, 3/15/2017	468,605
85,000	Verizon Global Funding Corp., Senior Note,
	5.850%, 9/15/2035	66,464
130,000	Verizon Maryland, Inc., Series B,
	5.125%, 6/15/2033	87,952

		3,795,853

	Total Bonds and Notes (Identified Cost $54,806,946)	45,929,766

Shares
Preferred Stocks — 0.1%
	Capital Markets — 0.0%
250	Lehman Brothers Holdings, Inc.,
	5.670%(d)	17
1,100	Lehman Brothers Holdings, Inc.,
	6.500%(d)	55
70	Lehman Brothers Holdings, Inc.,
	7.250%(d)(h)	70
500	Lehman Brothers Holdings, Inc.,
	7.950%(b)(d)	30

		172

	Household Products — 0.0%
625	Newell Financial Trust I Convertible,
	5.250%	24,102

	Thrifts & Mortgage Finance — 0.1%
4,125	Countrywide Capital IV,
	6.750%	36,712
2,800	Federal Home Loan Mortgage Corp.,
	5.570%(h)(k)	2,772
1,200	Federal Home Loan Mortgage Corp.,
	5.660%(h)(k)	1,500
400	Federal Home Loan Mortgage Corp.,
	5.700%(h)(k)	748
750	Federal Home Loan Mortgage Corp.,
	5.790%(h)(k)	1,500
300	Federal Home Loan Mortgage Corp.,
	5.810%(h)(k)	525
600	Federal Home Loan Mortgage Corp.,
	5.900%(h)(k)	750
250	Federal Home Loan Mortgage Corp.,
	6.420%(h)(k)	450
975	Federal Home Loan Mortgage Corp.,
	6.550%(h)(k)	1,053
10,925	Federal Home Loan Mortgage Corp.,
	8.375%(b)(c)(h)(k)	17,808
10,000	Federal National Mortgage Association,
	8.250%(b)(k)	21,800
550	Federal National Mortgage Association,
	4.750%(b)(k)	1,705
150	Federal National Mortgage Association,
	5.810%(k)	540

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — continued
250	Federal National Mortgage Association,
	6.750%(k)	450

		88,313

	Total Preferred Stocks (Identified Cost $772,512)	112,587

Shares/ Principal Amount (‡)
Short-Term Investments — 19.6%
15,004,179	State Street Navigator Securities Lending Prime Portfolio(j)	$15,004,179
$1,886,674	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $1,886,742 on 10/01/2008, collateralized by $1,760,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $1,931,846 including accrued interest(i)	1,886,674

	Total Short-Term Investments (Identified Cost $16,890,853)	16,890,853

	Total Investments — 115.3% (Identified Cost $119,612,295)(a)	99,576,912
	Other assets less liabilities — (15.3)%	(13,198,948)

	Net Assets — 100%	$86,377,964

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund’s investments in REITs. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $119,611,576 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$995,688
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,030,352)

Net unrealized depreciation	$(20,034,664)

(b)	All or a portion of this security was on loan to brokers at September 30, 2008. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $15,210,995 and $15,004,179, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(c)	Variable rate security. Rate as of September 30, 2008 is disclosed.
(d)	Issuer has filed for bankruptcy.
(e)	Illiquid security. At September 30, 2008, the value of these securities amounted to $512,997 or 0.6% of net assets.
(f)	Treasury Inflation Protected Security (TIPS).
(g)	All separate investments in U.S. Treasury securities which have the same coupon rate have been aggregated for the purpose of presentation in the portfolio of investments.
(h)	Non-income producing security.
(i)	Represents investment of securities lending collateral.
(j)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.
(k)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At September 30, 2008, the value of these securities amounted to $3,422,708 or 4.0% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Security
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBS	Mortgage-Backed Security
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$53,601,244
Level 2 - Other Significant Observable Inputs	45,458,557
Level 3 - Significant Unobservable Inputs	517,111

Total	$99,576,912

Following is a summary of activity for investments for which significant unobservable inputs (Level 3) were used in determining value:

Assets	Investments in Securities
Balance as of December 31, 2007	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(108,990)
Net purchases (sales)	291,709
Net reclassifications to/from Level 3	334,392

Balance as of September 30, 2008	$517,111

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at September 30, 2008 (Unaudited)

Treasuries	13.6%
Commercial Banks	5.9
Wirelines	4.4
REITs - Apartments	4.0
REITs - Regional Malls	3.9
REITs - Shopping Centers	3.5
REITs - Office	3.3
REITs - Industrial	3.3
Sovereigns	2.6
Non-Captive Consumer	2.3
Healthcare	2.1
Non-Captive Diversified	2.1
Retailers	2.0
REITs - Storage	2.0
Other Investments, less than 2% each	40.7
Short-Term Investments	19.6

Total Investments	115.3
Other assets less liabilities	(15.3)

Net Assets	100.0%

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.1% of Net Assets
	Aerospace & Defense — 0.7%
17,600	Boeing Co. (The)	$1,009,360
9,400	Lockheed Martin Corp.	1,030,898
40,600	Spirit AeroSystems Holdings, Inc., Class A(b)	652,442

		2,692,700

	Air Freight & Logistics — 0.9%
45,300	FedEx Corp.	3,580,512

	Auto Components — 0.4%
48,657	Federal Mogul Corp., Class A(b)	610,645
29,378	WABCO Holdings, Inc.	1,044,094

		1,654,739

	Automotive — 0.4%
48,400	Harley-Davidson, Inc.(c)	1,805,320

	Beverages — 1.2%
7,900	Coca-Cola Co. (The)	417,752
8,300	Diageo PLC, Sponsored ADR	571,538
91,559	Dr Pepper Snapple Group, Inc.(b)	2,424,482
22,800	PepsiCo, Inc.	1,624,956

		5,038,728

	Biotechnology — 2.0%
26,076	Alexion Pharmaceuticals, Inc.(b)(c)	1,024,787
16,400	Amgen, Inc.(b)	972,028
27,800	Celgene Corp.(b)	1,759,184
41,800	Gilead Sciences, Inc.(b)	1,905,244
23,604	Myriad Genetics, Inc.(b)(c)	1,531,427
33,214	Onyx Pharmaceuticals, Inc.(b)(c)	1,201,683

		8,394,353

	Building Products — 0.7%
61,585	Armstrong World Industries, Inc.(c)	1,779,806
42,389	Owens Corning, Inc.(b)(c)	1,013,521

		2,793,327

	Capital Markets — 6.2%
159,800	Bank of New York Mellon Corp.	5,206,284
59,200	Charles Schwab Corp. (The)	1,539,200
26,100	Franklin Resources, Inc.	2,300,193
43,700	Janus Capital Group, Inc.(c)	1,061,036
80,600	Legg Mason, Inc.(c)	3,067,636
200,900	Merrill Lynch & Co., Inc.	5,082,770
68,000	Morgan Stanley	1,564,000
13,400	Northern Trust Corp.	967,480
71,260	Raymond James Financial, Inc.(c)	2,350,155
22,400	State Street Corp.	1,274,112
27,301	T Rowe Price Group, Inc.	1,466,337

		25,879,203

	Chemicals — 1.9%
6,000	Air Products & Chemicals, Inc.	410,940
17,538	Cytec Industries, Inc.	682,404
72,100	Dow Chemical Co. (The)	2,291,338
11,800	Monsanto Co.	1,167,964
9,500	Praxair, Inc.	681,530
91,347	Solutia, Inc.(b)	1,278,858
76,611	Zep, Inc.(c)	1,351,418

		7,864,452

	Commercial Banks — 0.7%
93,696	Fifth Third Bancorp(c)	1,114,982
29,602	SVB Financial Group(b)	1,714,548

		2,829,530

	Commercial Services & Supplies — 3.6%
92,375	Comfort Systems USA, Inc.	1,234,130
19,666	Dun & Bradstreet Corp.	1,855,684
29,282	Exponent, Inc.(b)	968,941
58,187	Hill-Rom Holdings, Inc.(c)	1,763,648
29,501	Huron Consulting Group, Inc.(b)(c)	1,680,967
143,282	PHH Corp.(b)	1,904,218
57,217	Rollins, Inc.	1,085,979
52,684	Stericycle, Inc.(b)	3,103,614
39,011	Waste Connections, Inc.(b)	1,338,077

		14,935,258

	Communications Equipment — 1.9%
109,500	Cisco Systems, Inc.(b)	2,470,320
36,097	CommScope, Inc.(b)	1,250,400
22,731	EchoStar Corp., Class A(b)(c)	547,817
54,713	Juniper Networks, Inc.(b)	1,152,803
58,400	QUALCOMM, Inc.	2,509,448

		7,930,788

	Computers & Peripherals — 4.5%
22,200	Apple, Inc.(b)	2,523,252
306,300	Dell, Inc.(b)	5,047,824
9,300	EMC Corp.(b)	111,228
132,200	Hewlett-Packard Co.	6,112,928
129,578	NCR Corp.(b)	2,857,195
93,437	Teradata Corp.(b)	1,822,021

		18,474,448

	Construction & Engineering — 0.8%
7,000	Fluor Corp.	389,900
22,852	Granite Construction, Inc.(c)	818,559
8,100	Jacobs Engineering Group, Inc.(b)	439,911
10,863	Layne Christensen Co.(b)	384,876
83,112	Orion Marine Group, Inc.(b)(c)	871,845
13,900	Quanta Services, Inc.(b)(c)	375,439

		3,280,530

	Consumer Finance — 2.6%
83,800	American Express Co.	2,969,034
74,000	Capital One Financial Corp.(c)	3,774,000
297,408	Discover Financial Services	4,110,179

		10,853,213

	Diversified Consumer Services — 0.7%
67,131	Hillenbrand, Inc.(c)	1,353,361
21,045	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)(c)	1,351,931

		2,705,292

	Diversified Financial Services — 1.5%
109,100	JP Morgan Chase & Co.	5,094,970
42,898	Nasdaq OMX Group, Inc. (The)(b)	1,311,392

		6,406,362

	Electric Utilities — 0.7%
33,120	Allete, Inc.	1,473,840
60,319	Portland General Electric Co.	1,427,148

		2,900,988

1

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Electrical Equipment — 1.1%
30,801	Acuity Brands, Inc.(c)	$1,286,250
36,398	AMETEK, Inc.	1,483,946
14,700	Emerson Electric Co.	599,613
4,294	First Solar, Inc.(b)	811,180
5,100	General Cable Corp.(b)(c)	181,713

		4,362,702

	Electronic Equipment & Instruments — 1.3%
78,107	Amphenol Corp., Class A	3,135,215
18,743	Mettler-Toledo International, Inc.(b)	1,836,814
18,325	Tyco Electronics Ltd.	506,869

		5,478,898

	Energy Equipment & Services — 1.4%
12,499	Core Laboratories N.V.(c)	1,266,399
16,375	National-Oilwell Varco, Inc.(b)	822,516
17,500	Schlumberger Ltd.	1,366,575
41,559	Tetra Technologies, Inc.(b)	575,592
11,324	Transocean, Inc.(b)	1,243,828
17,000	Weatherford International Ltd.(b)	427,380

		5,702,290

	Food & Staples Retailing — 3.9%
48,395	BJ’s Wholesale Club, Inc.(b)(c)	1,880,629
27,100	Costco Wholesale Corp.	1,759,603
86,600	CVS Caremark Corp.	2,914,956
51,000	Kroger Co. (The)	1,401,480
171,427	Spartan Stores, Inc.(c)	4,265,104
42,700	Wal-Mart Stores, Inc.	2,557,303
50,400	Walgreen Co.	1,560,384

		16,339,459

	Food Products — 0.4%
27,758	H.J. Heinz Co.	1,387,067
12,000	McCormick & Co., Inc.	461,400

		1,848,467

	Gas Utilities — 1.7%
12,111	Energen Corp.	548,386
51,019	Oneok, Inc.	1,755,054
25,358	Questar Corp.	1,037,649
144,364	UGI Corp.	3,721,704

		7,062,793

	Health Care Equipment & Supplies — 5.8%
5,200	Alcon, Inc.	839,852
41,016	Beckman Coulter, Inc.	2,911,726
19,110	C.R. Bard, Inc.(c)	1,812,966
26,296	Cooper Cos., Inc. (The)(c)	914,049
37,218	Hologic, Inc.(b)	719,424
108,977	Hospira, Inc.(b)(c)	4,162,921
37,160	IDEXX Laboratories, Inc.(b)	2,036,368
10,040	Intuitive Surgical, Inc.(b)	2,419,439
26,623	Masimo Corp.(b)	990,376
68,300	Medtronic, Inc.	3,421,830
36,213	NuVasive, Inc.(b)	1,786,387
34,254	Varian Medical Systems, Inc.(b)	1,956,931

		23,972,269

	Health Care Providers & Services — 0.5%
45,701	CorVel Corp.(b)	1,307,506
12,000	Express Scripts, Inc.(b)	885,840

		2,193,346

	Hotels, Restaurants & Leisure — 3.8%
162,700	Carnival Corp.(c)	5,751,445
60,400	McDonald’s Corp.	3,726,680
64,226	Penn National Gaming, Inc.(b)	1,706,485
63,300	Starwood Hotels & Resorts Worldwide, Inc.(c)	1,781,262
75,285	Wyndham Worldwide Corp.	1,182,727
44,537	Yum! Brands, Inc.	1,452,352

		15,600,951

	Household Durables — 0.4%
31,500	Fortune Brands, Inc.(c)	1,806,840

	Household Products — 1.6%
62,595	Church & Dwight Co., Inc.(c)	3,886,524
37,900	Procter & Gamble Co.	2,641,251

		6,527,775

	Independent Power Producers & Energy Traders — 0.3%
41,906	NRG Energy, Inc.(b)(c)	1,037,173

	Industrial Conglomerates — 0.4%
25,999	Teleflex, Inc.	1,650,677

	Insurance — 1.2%
33,253	American Equity Investment Life Holding Co.(c)	249,398
49,444	Assurant, Inc.	2,719,420
60,816	Employers Holdings, Inc.	1,056,982
60,990	Fidelity National Financial, Inc., Class A(c)	896,553

		4,922,353

	Internet & Catalog Retail — 0.6%
15,300	Amazon.com, Inc.(b)(c)	1,113,228
132,863	HSN, Inc.(b)(c)	1,462,822

		2,576,050

	Internet Software & Services — 1.7%
23,200	Akamai Technologies, Inc.(b)(c)	404,608
17,318	Equinix, Inc.(b)(c)	1,202,908
7,900	Google, Inc., Class A(b)	3,164,108
169,684	United Online, Inc.(c)	1,596,727
29,184	Websense, Inc.(b)	652,262

		7,020,613

	IT Services — 3.3%
34,666	Alliance Data Systems Corp.(b)	2,197,131
249,707	Broadridge Financial Solutions, Inc.	3,842,991
105,776	Fidelity National Information Services, Inc.(c)	1,952,625
13,500	Infosys Technologies Ltd., Sponsored ADR	449,685
42,111	Lender Processing Services, Inc.	1,285,228
8,408	MasterCard, Inc., Class A(c)	1,490,991
85,043	Wright Express Corp.(b)	2,538,533

		13,757,184

2

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Life Sciences Tools & Services — 2.0%
25,860	Covance, Inc.(b)(c)	$2,286,282
66,279	Illumina, Inc.(b)	2,686,288
81,544	PerkinElmer, Inc.	2,036,154
24,600	Thermo Fisher Scientific, Inc.(b)	1,353,000

		8,361,724

	Machinery — 1.8%
87,336	Actuant Corp., Class A	2,204,361
3,300	Flowserve Corp.	292,941
119,068	John Bean Technologies Corp.(b)	1,507,401
3,700	SPX Corp.	284,900
58,233	Wabtec Corp.	2,983,276

		7,272,879

	Media — 3.2%
78,500	Comcast Corp., Special Class A	1,548,020
127,099	Interactive Data Corp.	3,205,437
23,605	Liberty Media Corp. - Capital, Series A(b)	315,835
71,400	Omnicom Group, Inc.	2,753,184
136,000	Time Warner, Inc.	1,782,960
62,400	Viacom, Inc., Class B(b)	1,550,016
75,200	Walt Disney Co. (The)	2,307,888

		13,463,340

	Multi Utilities — 0.5%
72,425	MDU Resources Group, Inc.	2,100,325

	Multiline Retail — 0.6%
70,209	Dollar Tree, Inc.(b)	2,552,799

	Oil, Gas & Consumable Fuels — 2.5%
18,000	Chesapeake Energy Corp.	645,480
35,463	Continental Resources, Inc.(b)(c)	1,391,214
155,894	Delek US Holdings, Inc.(c)	1,445,137
14,800	Exxon Mobil Corp.	1,149,368
81,998	Petrohawk Energy Corp.(b)	1,773,617
17,500	Petroleo Brasileiro SA, ADR	769,125
34,647	Range Resources Corp.	1,485,317
23,801	Whiting Petroleum Corp.(b)	1,696,059

		10,355,317

	Paper & Forest Products — 0.1%
5,000	Weyerhaeuser Co.	302,900

	Personal Products — 1.4%
150,790	Alberto-Culver Co.	4,107,520
37,162	Avon Products, Inc.	1,544,824

		5,652,344

	Pharmaceuticals — 3.7%
30,100	Abbott Laboratories	1,733,158
65,900	GlaxoSmithKline PLC, Sponsored ADR	2,864,014
42,300	Johnson & Johnson	2,930,544
81,865	Perrigo Co.(c)	3,148,528
247,000	Schering-Plough Corp.	4,562,090

		15,238,334

	Professional Services — 0.8%
165,510	Duff & Phelps Corp., Class A(b)(c)	3,480,675

	Real Estate Management & Development — 0.5%
136,200	Forestar Real Estate Group, Inc.(b)	2,008,950

	REITs — 1.1%
215,360	Anworth Mortgage Asset Corp.	1,274,931
67,090	Potlatch Corp.(c)	3,112,305

		4,387,236

	Road & Rail — 2.0%
37,613	J.B. Hunt Transport Services, Inc.	1,255,146
54,659	Kansas City Southern(b)	2,424,673
19,181	Ryder System, Inc.(c)	1,189,222
47,100	Union Pacific Corp.	3,351,636

		8,220,677

	Semiconductors & Semiconductor Equipment — 3.3%
442,300	Intel Corp.	8,284,279
234,457	ON Semiconductor Corp.(b)(c)	1,584,929
100,400	Texas Instruments, Inc.	2,158,600
64,337	Varian Semiconductor Equipment Associates, Inc.(b)(c)	1,616,146

		13,643,954

	Software — 3.7%
88,128	Activision Blizzard, Inc.(b)	1,359,815
41,600	Adobe Systems, Inc.(b)	1,641,952
23,914	Ansys, Inc.(b)	905,623
35,569	Concur Technologies, Inc.(b)(c)	1,360,870
114,821	McAfee, Inc.(b)	3,899,321
52,270	MICROS Systems, Inc.(b)	1,393,519
70,900	Microsoft Corp.	1,892,321
55,600	Oracle Corp.(b)	1,129,236
16,300	Salesforce.com, Inc.(b)	788,920
31,282	Solera Holdings, Inc.(b)	898,419

		15,269,996

	Specialty Retail — 5.6%
36,731	Advance Auto Parts, Inc.	1,456,751
45,272	Aeropostale, Inc.(b)(c)	1,453,684
50,800	Best Buy Co., Inc.	1,905,000
33,368	Buckle, Inc. (The)(c)	1,853,259
22,400	GameStop Corp., Class A(b)	766,304
37,496	Guess?, Inc.	1,304,486
80,200	Home Depot, Inc.	2,076,378
43,300	Limited Brands, Inc.(c)	749,956
42,200	Lowe’s Cos., Inc.(c)	999,718
85,100	Monro Muffler, Inc.	1,962,406
123,066	RadioShack Corp.	2,126,580
70,490	Ross Stores, Inc.(c)	2,594,737
258,866	Sally Beauty Holdings, Inc.(b)(c)	2,226,248
18,700	TJX Cos., Inc.	570,724
40,665	Urban Outfitters, Inc.(b)(c)	1,295,993

		23,342,224

	Textiles, Apparel & Luxury Goods — 1.1%
34,500	Coach, Inc.(b)	863,880
39,321	Fossil, Inc.(b)(c)	1,110,032
70,527	Hanesbrands, Inc.(b)(c)	1,533,962
18,600	NIKE, Inc., Class B	1,244,340

		4,752,214

	Thrifts & Mortgage Finance — 0.9%
69,390	Hudson City Bancorp, Inc.	1,280,246
134,750	People’s United Financial, Inc.	2,593,937

		3,874,183

3

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Tobacco — 0.3%
27,700	Philip Morris International, Inc.	$1,332,370

	Trading Companies & Distributors — 0.3%
28,332	Fastenal Co.(c)	1,399,317

	Water Utilities — 0.5%
94,151	American Water Works Co., Inc.(c)	2,024,246

	Wireless Telecommunication Services — 0.4%
38,921	American Tower Corp., Class A(b)	1,399,988
14,600	SBA Communications Corp., Class A(b)(c)	377,702

		1,777,690

	Total Common Stocks (Identified Cost $414,840,102)	402,693,277

Shares/ Principal Amount
Short-Term Investments — 18.9%
63,208,763	State Street Navigator Securities Lending Prime Portfolio(d)	63,208,763
$15,126,954	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $15,127,500 on 10/01/2008, collateralized by $14,065,000 Federal National Mortgage Association, 5.625% due 7/15/2037 valued at $15,438,307 including accrued interest(e)	15,126,954

	Total Short-Term Investments (Identified Cost $78,335,717)	78,335,717

	Total Investments — 116.0% (Identified Cost $493,175,819)(a)	481,028,994
	Other assets less liabilities—(16.0)%	(66,184,233)

	Net Assets — 100%	$414,844,761

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser and subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

4

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund’s investments in REITs.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $493,100,384 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,947,524
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(46,018,914)

Net unrealized depreciation	$(12,071,390)

(b)	Non-income producing security.
(c)	All or a portion of this security was on loan to brokers at September 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $64,150,139 and $63,208,763, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(d)	Represents investment of securities lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$481,028,994
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$481,028,994

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

5

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Net Asset Summary at September 30, 2008 (Unaudited)

Capital Markets	6.2%
Health Care Equipment & Supplies	5.8
Specialty Retail	5.6
Computers & Peripherals	4.5
Food & Staples Retailing	3.9
Hotels, Restaurants & Leisure	3.8
Software	3.7
Pharmaceuticals	3.7
Commercial Services & Supplies	3.6
IT Services	3.3
Semiconductors & Semiconductor Equipment	3.3
Media	3.2
Consumer Finance	2.6
Oil, Gas & Consumable Fuels	2.5
Biotechnology	2.0
Life Sciences Tools & Services	2.0
Road & Rail	2.0
Other Investments, less than 2% each	35.4
Short-Term Investments	18.9

Total Investments	116.0
Other assets less liabilities	(16.0)

Net Assets	100.0%

6

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 89.3% of Net Assets
	Aerospace & Defense — 2.2%
28,270	Alliant Techsystems, Inc.(b)(c)	$2,655,684
64,062	Moog, Inc., Class A(b)	2,746,978

		5,402,662

	Air Freight & Logistics — 1.0%
85,875	Forward Air Corp.(c)	2,338,376

	Capital Markets — 5.8%
27,525	Affiliated Managers Group, Inc.(b)(c)	2,280,446
63,050	Federated Investors, Inc., Class B	1,818,993
176,944	Raymond James Financial, Inc.(c)	5,835,613
167,875	Waddell & Reed Financial, Inc., Class A	4,154,906

		14,089,958

	Chemicals — 3.1%
85,375	Airgas, Inc.(c)	4,238,869
142,875	Scotts Miracle-Gro Co. (The), Class A(c)	3,377,565

		7,616,434

	Commercial Banks — 3.9%
73,075	Cullen/Frost Bankers, Inc.	4,384,500
51,875	Prosperity Bancshares, Inc.(c)	1,763,231
93,419	United Bankshares, Inc.(c)	3,269,665

		9,417,396

	Commercial Services & Supplies — 5.1%
133,143	Healthcare Services Group, Inc.(c)	2,435,185
24,990	Team, Inc.(b)	902,639
137,152	Waste Connections, Inc.(b)(c)	4,704,314
85,200	Watson Wyatt Worldwide, Inc., Class A	4,236,996

		12,279,134

	Communications Equipment — 1.0%
39,200	CommScope, Inc.(b)(c)	1,357,888
40,850	Nice Systems Ltd., Sponsored ADR(b)	1,112,754

		2,470,642

	Construction & Engineering — 1.6%
34,050	KHD Humboldt Wedag International Ltd.(b)	653,079
89,100	URS Corp.(b)	3,267,297

		3,920,376

	Consumer Finance — 1.3%
212,625	First Cash Financial Services, Inc.(b)	3,189,375

	Containers & Packaging — 3.7%
197,775	Pactiv Corp.(b)	4,910,754
80,425	Silgan Holdings, Inc.	4,108,913

		9,019,667

	Electric Utilities — 2.2%
226,705	Westar Energy, Inc.(c)	5,223,283

	Electrical Equipment — 4.0%
54,650	A.O. Smith Corp.(c)	2,141,733
66,325	Belden, Inc.	2,108,472
63,225	General Cable Corp.(b)(c)	2,252,707
75,175	Regal-Beloit Corp.(c)	3,196,441

		9,699,353

	Energy Equipment & Services — 1.1%
49,325	Complete Production Services, Inc.(b)	992,912
48,075	Oil States International, Inc.(b)	1,699,452

		2,692,364

	Food Products — 3.7%
85,800	Ralcorp Holdings, Inc.(b)	5,783,778
109,975	TreeHouse Foods, Inc.(b)(c)	3,266,257

		9,050,035

	Gas Utilities — 4.3%
188,725	Atmos Energy Corp.	5,023,859
191,775	Vectren Corp.(c)	5,340,934

		10,364,793

	Health Care Equipment & Supplies — 2.0%
75,175	Teleflex, Inc.(c)	4,772,861

	Health Care Providers & Services — 6.6%
195,600	Healthspring, Inc.(b)	4,138,896
126,275	inVentiv Health, Inc.(b)(c)	2,230,016
120,225	LHC Group, Inc.(b)	3,424,008
15,400	Owens & Minor, Inc.(c)	746,900
99,825	Pediatrix Medical Group, Inc.(b)	5,382,564

		15,922,384

	Hotels, Restaurants & Leisure — 1.7%
95,070	AFC Enterprises, Inc.(b)	690,208
100,500	Sonic Corp.(b)(c)	1,464,285
357,175	Wendy’s/Arby’s Group, Inc., Class A	1,878,741

		4,033,234

	Insurance — 7.9%
140,225	Aspen Insurance Holdings Ltd.(c)	3,856,188
107,550	Delphi Financial Group, Inc., Class A(c)	3,015,702
257,837	HCC Insurance Holdings, Inc.	6,961,599
129,700	IPC Holdings Ltd.(c)	3,918,237
50,560	United Fire & Casualty Co.	1,445,510

		19,197,236

	IT Services — 1.7%
176,750	SRA International, Inc., Class A(b)(c)	3,999,853

	Machinery — 5.5%
122,275	Actuant Corp., Class A(c)	3,086,221
54,825	Kaydon Corp.(c)	2,470,415
61,475	Lincoln Electric Holdings, Inc.(c)	3,953,457
26,090	Nordson Corp.(c)	1,281,280
84,300	Rofin-Sinar Technologies, Inc.(b)	2,580,423

		13,371,796

	Marine — 0.7%
119,975	Eagle Bulk Shipping, Inc.(c)	1,672,452

	Oil, Gas & Consumable Fuels — 5.2%
65,575	Arena Resources, Inc.(b)	2,547,589
120,300	Concho Resources, Inc.(b)(c)	3,321,483
89,025	Encore Acquisition Co.(b)	3,719,464
31,325	Massey Energy Co.	1,117,363
128,750	PetroQuest Energy, Inc.(b)	1,976,312

		12,682,211

	REITs — 0.9%
317,950	MFA Mortgage Investments, Inc.(c)	2,066,675

1

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 4.1%
140,350	ATMI, Inc.(b)	$2,523,493
182,725	Microsemi Corp.(b)(c)	4,655,833
110,250	Varian Semiconductor Equipment Associates, Inc.(b)(c)	2,769,480

		9,948,806

	Software — 4.5%
97,590	MICROS Systems, Inc.(b)(c)	2,601,749
173,575	Sybase, Inc.(b)(c)	5,314,867
190,525	Tyler Technologies, Inc.(b)	2,890,264

		10,806,880

	Specialty Retail — 1.6%
142,090	Aaron Rents, Inc.	3,846,376

	Textiles, Apparel & Luxury Goods — 1.7%
105,375	Phillips-Van Heusen Corp.(c)	3,994,766

	Wireless Telecommunication Services — 1.2%
167,650	Syniverse Holdings, Inc.(b)(c)	2,784,667

	Total Common Stocks (Identified Cost $222,386,530)	215,874,045

Exchange Traded Funds — 1.6%
	Diversified Financial Services — 1.6%
58,500	iShares Russell 2000 Value Index Fund(c) (Identified Cost $3,985,523)	3,933,540

Shares/ Principal Amount
Short-Term Investments — 23.6%
40,845,318	State Street Navigator Securities Lending Prime Portfolio(d)	40,845,318
$16,226,982	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2008 at 1.300% to be repurchased at $16,227,568 on 10/1/2008, collateralized by $15,080,000 Federal National Mortgage Association, 5.625% due 07/15/2037 valued at $16,552,411 including accrued interest(e)	16,226,982

	Total Short-Term Investments (Identified Cost $57,072,300)	57,072,300

	Total Investments — 114.5% (Identified Cost $283,444,353)(a)	276,879,885
	Other assets less liabilities—(14.5)%	(35,064,157)

	Net Assets — 100%	$241,815,728

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2008, the net unrealized depreciation on investments based on a cost of $283,233,696 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,559,363
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,913,174)

Net unrealized depreciation	$(6,353,811)

(b)	Non-income producing security.
(c)	All or a portion of this security was on loan to brokers at September 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at September 30, 2008 were $42,559,334 and $40,845,318, respectively. Subsequent to September 30, 2008, all open securities lending transactions were closed.
(d)	Represents investment of securities lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$276,879,885
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$276,879,885

New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

3

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of September 30, 2008 (Unaudited)

Net Asset Summary at September 30, 2008 (Unaudited)

Insurance	7.9%
Health Care Providers & Services	6.6
Capital Markets	5.8
Machinery	5.5
Oil, Gas & Consumable Fuels	5.2
Commercial Services & Supplies	5.1
Software	4.5
Gas Utilities	4.3
Semiconductors & Semiconductor Equipment	4.1
Electrical Equipment	4.0
Commercial Banks	3.9
Food Products	3.7
Containers & Packaging	3.7
Chemicals	3.1
Aerospace & Defense	2.2
Electric Utilities	2.2
Health Care Equipment & Supplies	2.0
Other, less than 2% each	17.1
Short-Term Investment	23.6

Total Investments	114.5
Other assets less liabilities	(14.5)

Net Assets	100.0%

4

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 19, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 19, 2008